SHARE BASED COMPENSATION (2006 Share Incentive Plan, Restricted Share Units, Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 2006 Share Incentive Plan [Member] Restricted Share Units [Member] CNY Years	Dec. 31, 2013 2006 Share Incentive Plan [Member] Restricted Share Units [Member] CNY	Dec. 31, 2012 2006 Share Incentive Plan [Member] Restricted Share Units [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units granted					1,031,384	956,526	1,055,940
Share-based compensation expense	$ 14,135	87,706	86,015	93,376	47,536	28,193	13,828
Unrecognized share-based compensation cost					117,666
Unrecognized share-based compensation cost, weighted average period expected to be recognized					2.70